Accounts receivable (Expressed in Canadian $000's except per share amounts) (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30,	September 30,
	2013	2012
	$	$
Trade accounts receivable	330	685
Note receivable (i)	151	-
Total accounts receivable	481	685